PROPERTY AND EQUIPMENT (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Depreciation	$ 1,369	$ 1,407	$ 5,628	$ 5,476